Restricted Net Assets - Schedule of Restricted Net Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Restricted Net Assets [Abstract]
Paid-in capital
Additional paid in capital	1,161,211	1,161,211
Statutory reserve	131,962	131,962
Total	$ 1,293,173	$ 1,293,173